Document and Entity Information	Jan. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2022
Entity Registrant Name	1 800 FLOWERS COM INC
Entity Incorporation, State or Country Code	DE
Entity File Number	0-26841
Entity Tax Identification Number	11-3117311
Entity Address, Address Line One	Two Jericho Plaza
Entity Address, City or Town	Jericho
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11573
City Area Code	516
Local Phone Number	237-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001084869
Title of 12(b) Security	Class A Common Stock
Trading Symbol	FLWS
Security Exchange Name	NASDAQ